UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

November 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Core Fund

Parametric Emerging Markets Core Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.6%

Security	Shares	Value
Brazil — 6.7%
AES Tiete SA, PFC Shares	500	$3,825
All America Latina Logistica SA (Units)	1,500	3,543
AMBEV SA ADR	6,900	45,195
Banco Bradesco SA, PFC Shares	3,700	57,373
Banco do Brasil SA	1,300	14,951
BB Seguridade Participacoes SA	700	8,970
BM&F Bovespa SA	2,300	9,419
BR Malls Participacoes SA	700	5,026
BR Properties SA	1,000	4,239
BRF-Brasil Foods SA ADR	1,100	28,611
Centrais Eletricas Brasileiras SA ADR	1,900	4,541
CETIP SA - Mercados Organizados	500	6,537
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	100	4,209
Cia de Concessoes Rodoviarias SA (CCR)	3,400	23,382
Cia de Saneamento Basico do Estado de Sao Paulo	900	6,679
Cia de Saneamento de Minas Gerais-COPASA	300	2,836
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	300	4,475
Cia Energetica de Minas Gerais SA, PFC Shares	3,030	16,587
Cia Energetica de Sao Paulo, Class B, PFC Shares	500	5,016
Cia Hering	300	2,857
Cia Paranaense de Energia-Copel ADR	400	5,552
Cia Siderurgica Nacional SA	1,200	2,849
Cielo SA	2,500	42,078
Cosan Logistica SA(1)	400	536
Cosan SA Industria e Comercio	400	4,973
CPFL Energia SA ADR	300	4,611
Cyrela Brazil Realty SA	600	2,891
EcoRodovias Infraestrutura e Logistica SA	700	2,964
EDP-Energias do Brasil SA	1,000	3,819
Embraer SA	1,600	14,752
Equatorial Energia SA	500	5,432
Estacio Participacoes SA	600	6,560
Fibria Celulose SA ADR(1)	400	4,724
Gerdau SA, PFC Shares	1,300	5,440
Iochpe-Maxion SA	400	2,193
Itau Unibanco Holding SA, PFC Shares	3,630	54,821
Itausa-Investimentos Itau SA, PFC Shares	5,140	20,949
JBS SA	1,700	7,866
Klabin SA, PFC Shares	4,500	4,721
Kroton Educacional SA	2,188	15,123
Light SA	600	4,849
Localiza Rent a Car SA	400	5,439
Lojas Americanas SA, PFC Shares	1,125	7,374
Lojas Renner SA	200	5,932
M Dias Branco SA	100	3,825
Marcopolo SA, PFC Shares	2,100	3,410
Metalurgica Gerdau SA, PFC Shares	500	2,477
MRV Engenharia e Participacoes SA	1,300	4,268
Natura Cosmeticos SA	300	4,138
Oi SA ADR(1)	3,000	1,560
PDG Realty SA Empreendimentos e Participacoes(1)	4,600	2,020
Petroleo Brasileiro SA, PFC Shares	9,100	46,529
Qualicorp SA(1)	500	5,369

Security	Shares	Value
Raia Drogasil SA	600	$5,805
Randon Participacoes SA, PFC Shares	1,125	2,456
Souza Cruz SA	600	4,844
Telefonica Brasil SA ADR	200	4,112
Telefonica Brasil SA, PFC Shares	1,310	26,813
Tim Participacoes SA	2,100	10,199
Totvs SA	400	5,612
Tractebel Energia SA	300	4,059
Ultrapar Participacoes SA	500	10,642
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	1,000	2,016
Vale SA, PFC Shares	4,700	36,412
Weg SA	910	10,830

		$692,115

Chile — 3.4%
AES Gener SA	17,883	$9,787
Aguas Andinas SA, Series A	13,740	8,378
Antarchile SA, Series A	1,700	21,234
Banco de Chile ADR	245	17,775
Banco de Credito e Inversiones	223	11,659
Banco Santander Chile SA ADR	800	17,488
Cap SA	380	2,579
Cencosud SA	3,560	9,237
Cia Cervecerias Unidas SA ADR	200	4,130
Colbun SA	36,400	9,721
Corpbanca SA ADR	1,250	23,488
Embotelladora Andina SA, Series A ADR	300	4,557
Embotelladora Andina SA, Series B ADR	180	3,314
Empresa Nacional de Electricidad SA ADR	350	15,897
Empresa Nacional de Telecomunicaciones SA	560	6,230
Empresas CMPC SA	5,960	14,840
Empresas Copec SA	3,510	41,448
Enersis SA ADR	1,720	28,862
Latam Airlines Group SA ADR(1)	1,037	12,340
Parque Arauco SA	4,808	9,562
Quinenco SA	3,270	6,731
S.A.C.I. Falabella	5,230	37,692
Sigdo Koppers SA	4,680	7,384
Sociedad Quimica y Minera de Chile SA, Series B ADR	540	13,608
Sonda SA	4,030	10,134
Vina Concha y Toro SA ADR	200	7,900

		$355,975

China — 12.4%
AAC Technologies Holdings, Inc.	1,000	$5,873
Agricultural Bank of China, Ltd., Class H	22,000	10,385
Air China, Ltd., Class H	8,000	6,138
Aluminum Corp. of China, Ltd., Class H(1)	14,000	6,005
Anhui Conch Cement Co., Ltd., Class H	2,000	6,728
Baidu, Inc. ADR(1)	300	73,533
Bank of China, Ltd., Class H	60,000	30,812
Bank of Communications, Ltd., Class H	7,000	5,791
BBMG Corp., Class H	7,000	5,773
Beijing Enterprises Holdings, Ltd.	500	3,984
Belle International Holdings, Ltd.	8,000	9,104
Brilliance China Automotive Holdings, Ltd.	12,000	20,452
BYD Co., Ltd., Class H	1,000	6,041
China Bluechemical, Ltd., Class H	8,000	2,924
China Cinda Asset Management, Co., Ltd., Class H(1)	32,000	16,996
China CITIC Bank Corp., Ltd., Class H	9,000	6,650
China Coal Energy Co., Ltd., Class H	8,000	4,971
China Communications Construction Co., Ltd., Class H	7,000	6,981

Security	Shares	Value
China Communications Services Corp., Ltd., Class H	8,000	$3,893
China Construction Bank Corp., Class H	79,000	59,653
China COSCO Holdings Co., Ltd., Class H(1)	11,500	5,625
China Everbright International, Ltd.	6,000	9,178
China Gas Holdings, Ltd.	10,000	18,615
China Life Insurance Co., Ltd., Class H	6,000	21,113
China Longyuan Power Group Corp., Ltd., Class H	5,000	5,364
China Medical System Holdings, Ltd.	4,000	6,759
China Mengniu Dairy Co., Ltd.	4,000	16,273
China Merchants Bank Co., Ltd., Class H	4,000	8,265
China Merchants Holdings (International) Co., Ltd.	2,000	6,805
China Minsheng Banking Corp., Ltd., Class H	6,000	6,558
China Mobile, Ltd.	10,500	129,546
China National Building Material Co., Ltd., Class H	6,000	5,829
China Oilfield Services, Ltd., Class H	2,000	3,508
China Overseas Land & Investment, Ltd.	4,000	11,965
China Pacific Insurance (Group) Co., Ltd., Class H	1,800	7,517
China Petroleum & Chemical Corp., Class H	50,000	40,474
China Railway Construction Corp., Ltd., Class H	4,500	5,161
China Railway Group, Ltd., Class H	9,000	6,481
China Resources Enterprise, Ltd.	2,000	4,169
China Resources Gas Group, Ltd.	2,000	5,626
China Resources Land, Ltd.	2,000	5,040
China Resources Power Holdings Co., Ltd.	4,000	11,666
China Shenhua Energy Co., Ltd., Class H	4,500	12,755
China State Construction International Holdings, Ltd.	4,000	6,033
China Telecom Corp., Ltd., Class H	26,000	15,676
China Unicom (Hong Kong), Ltd.	8,000	12,106
China Vanke Co., Ltd., Class H(1)	2,600	5,276
Chongqing Changan Automobile Co., Ltd., Class B	3,500	7,421
CITIC, Ltd.	4,000	6,967
CNOOC, Ltd.	25,000	36,125
Cosco Pacific, Ltd.	4,000	5,412
Country Garden Holdings Co., Ltd.	8,000	3,338
Ctrip.com International, Ltd. ADR(1)	200	10,816
Datang International Power Generation Co., Ltd., Class H	10,000	5,608
Dongfeng Motor Group Co., Ltd., Class H	6,000	9,138
Evergrande Real Estate Group, Ltd.	12,000	4,867
GCL-Poly Energy Holdings, Ltd.(1)	18,000	4,837
Geely Automobile Holdings, Ltd.	10,000	4,335
Great Wall Motor Co., Ltd., Class H	2,000	10,108
Guangdong Investment, Ltd.	6,000	8,269
Guangzhou Automobile Group Co., Ltd., Class H	6,000	5,647
Guangzhou R&F Properties Co., Ltd., Class H	3,200	3,931
Haier Electronics Group Co., Ltd.	3,000	8,281
Hengan International Group Co., Ltd.	1,500	16,272
Huaneng Power International, Inc., Class H	6,000	7,050
Industrial & Commercial Bank of China, Ltd., Class H	92,000	62,064
Inner Mongolia Yitai Coal Co., Ltd., Class B	2,500	3,762
Jiangsu Expressway Co., Ltd., Class H	4,000	4,532
Jiangxi Copper Co., Ltd., Class H	2,000	3,588
Kingboard Chemical Holdings, Ltd.	2,500	4,663
Kunlun Energy Co., Ltd.	4,000	4,311
Lee & Man Paper Manufacturing, Ltd.	8,000	4,461
Lenovo Group, Ltd.	6,000	8,408
Longfor Properties Co., Ltd.	3,000	4,038
Mindray Medical International, Ltd. ADR	200	6,014
NetEase.com, Inc. ADR	100	10,567
New Oriental Education & Technology Group, Inc. ADR(1)	290	6,415
Nine Dragons Paper Holdings, Ltd.	7,000	5,973
PetroChina Co., Ltd., Class H	40,000	42,828
PICC Property & Casualty Co., Ltd., Class H	4,000	8,027

Security	Shares	Value
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,500	$12,528
Semiconductor Manufacturing International Corp.(1)	60,000	6,125
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	4,000	3,529
Shanghai Industrial Holdings, Ltd.	2,000	6,181
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	2,600	6,210
Shimao Property Holdings, Ltd.	2,000	4,773
Sihuan Pharmaceutical Holdings Group, Ltd.	14,000	10,487
SINA Corp.(1)	100	3,795
Sino Biopharmaceutical, Ltd.	8,000	7,892
Sino-Ocean Land Holdings, Ltd.	8,500	5,076
Sinopec Shanghai Petrochemical Co., Ltd., Class H	21,000	6,521
Sinopharm Group Co., Ltd., Class H	5,200	19,347
Sohu.com, Inc.(1)	100	5,061
Sun Art Retail Group, Ltd.	4,500	5,105
Tencent Holdings, Ltd.	5,000	80,217
Tingyi (Cayman Islands) Holding Corp.	4,000	9,489
Tsingtao Brewery Co., Ltd., Class H	1,000	7,003
Want Want China Holdings, Ltd.	12,000	15,737
Weichai Power Co., Ltd., Class H	1,000	3,776
WuXi PharmaTech (Cayman), Inc. ADR(1)	200	6,862
Xinyi Glass Holdings, Ltd.	6,000	3,222
Xinyi Solar Holdings, Ltd.	6,000	1,722
Yangzijiang Shipbuilding Holdings, Ltd.	7,000	6,579
Yanzhou Coal Mining Co., Ltd., Class H	4,000	3,361
Yuexiu Property Co., Ltd.	18,000	3,591
Zhejiang Expressway Co., Ltd., Class H	6,000	6,729
Zijin Mining Group Co., Ltd., Class H	20,000	5,339

		$1,280,400

Colombia — 1.5%
Almacenes Exito SA	1,060	$12,850
Banco de Bogota	316	9,620
Bancolombia SA ADR, PFC Shares	340	17,578
Cementos Argos SA	1,910	8,132
Corporacion Financiera Colombiana SA	500	8,979
Ecopetrol SA ADR	660	13,391
Empresa de Energia de Bogota SA	12,100	8,949
Grupo Argos SA	800	7,180
Grupo Aval Acciones y Valores SA	15,110	9,506
Grupo Aval Acciones y Valores SA, PFC Shares	14,800	9,211
Grupo de Inversiones Suramericana	540	9,887
Grupo Nutresa SA	2,220	27,333
Interconexion Electrica SA	2,300	8,392
ISAGEN SA ESP	6,400	8,269

		$159,277

Czech Republic — 1.5%
CEZ AS	2,400	$66,754
Komercni Banka AS	300	66,672
Pegas Nonwovens SA	400	11,674
Unipetrol AS(1)	1,100	6,405

		$151,505

Greece — 1.9%
Alpha Bank AE(1)	16,107	$10,469
Athens Water Supply & Sewage Co. SA (The)	750	6,420
Costamare, Inc.	500	9,925
Diana Shipping, Inc.(1)	830	6,208
DryShips, Inc.(1)	2,000	2,620
Ellaktor SA(1)	2,996	8,740
GasLog, Ltd.	200	3,528
Hellenic Exchanges SA(1)	1,170	8,325
Hellenic Petroleum SA(1)	1,050	5,863
Hellenic Telecommunications Organization SA(1)	2,050	25,098

Security	Shares	Value
JUMBO SA	1,243	$15,764
Motor Oil (Hellas) Corinth Refineries SA	972	8,100
Mytilineos Holdings SA(1)	1,510	11,238
National Bank of Greece SA(1)	2,716	6,446
OPAP SA	1,233	15,481
Piraeus Bank SA(1)	5,745	8,738
Public Power Corp. SA(1)	2,630	20,214
Titan Cement Co. SA	605	14,387
Tsakos Energy Navigation, Ltd.	1,100	7,865

		$195,429

Hungary — 1.4%
Magyar Telekom Rt.(1)	13,800	$18,981
MOL Hungarian Oil & Gas Rt.	700	33,779
OTP Bank Rt.	2,900	46,641
Richter Gedeon Nyrt.	3,000	46,556

		$145,957

India — 1.4%
Infosys, Ltd. ADR	980	$68,443
Mahindra & Mahindra, Ltd. GDR	770	16,447
Reliance Industries, Ltd. GDR(2)	1,270	40,452
State Bank of India GDR(3)	340	17,469

		$142,811

Indonesia — 4.0%
Adaro Energy Tbk PT	89,500	$7,907
AKR Corporindo Tbk PT	14,000	5,339
Aneka Tambang Tbk PT	40,500	3,254
Astra International Tbk PT	51,000	29,741
Bank Central Asia Tbk PT	41,000	44,121
Bank Danamon Indonesia Tbk PT	14,000	4,826
Bank Mandiri Tbk PT	23,500	20,300
Bank Negara Indonesia Persero Tbk PT	22,000	10,864
Bank Rakyat Indonesia Tbk PT	27,000	25,567
Bhakti Investama Tbk PT(1)	214,500	5,363
Bumi Resources Tbk PT(1)	116,500	829
Bumi Serpong Damai Tbk PT	38,500	5,587
Charoen Pokphand Indonesia Tbk PT	23,500	7,919
Global Mediacom Tbk PT	29,500	3,881
Gudang Garam Tbk PT	1,500	7,515
Indo Tambangraya Megah Tbk PT	2,000	3,114
Indocement Tunggal Prakarsa Tbk PT	7,000	14,212
Indofood CBP Sukses Makmur Tbk PT	5,500	5,070
Indofood Sukses Makmur Tbk PT	14,500	7,964
Jasa Marga (Persero) Tbk PT	10,000	5,543
Kalbe Farma Tbk PT	108,300	15,540
Lippo Karawaci Tbk PT	62,500	5,968
Medco Energi Internasional Tbk PT	21,000	6,440
Media Nusantara Citra Tbk PT	19,000	3,746
Pembangunan Perumahan Persero Tbk PT	50,500	12,688
Perusahaan Gas Negara Tbk PT	39,500	19,265
Semen Gresik (Persero) Tbk PT	15,500	20,360
Summarecon Agung Tbk PT	62,500	7,488
Surya Semesta Internusa Tbk PT	78,000	6,119
Tambang Batubara Bukit Asam Tbk PT	5,000	5,379
Telekomunikasi Indonesia Tbk PT	168,500	39,064
Tower Bersama Infrastructure Tbk PT	10,000	7,726
Trada Maritime Tbk PT(1)	37,000	1,008
Unilever Indonesia Tbk PT	3,500	9,118
United Tractors Tbk PT	9,000	13,547
Vale Indonesia Tbk PT	22,500	7,348

Security	Shares	Value
Wijaya Karya Persero Tbk PT	30,000	$7,395
XL Axiata Tbk PT	13,500	5,644

		$412,759

Kuwait — 1.7%
Agility Public Warehousing Co. KSC	3,780	$10,985
Al-Qurain Petrochemicals Co.	25,000	18,503
Gulf Bank(1)	15,750	16,191
Kuwait Finance House KSC	7,910	19,800
Kuwait Foods Co. (Americana)	2,500	24,701
Mabanee Co. SAKC	5,250	17,638
Mobile Telecommunications Co.	8,000	16,444
National Bank of Kuwait SAK	10,500	34,592
National Industries Group Holding(1)	23,100	16,079

		$174,933

Malaysia — 3.4%
AMMB Holdings Bhd	2,300	$4,528
Astro Malaysia Holdings Bhd	5,400	5,380
Axiata Group Bhd	6,900	14,401
Batu Kawan Bhd	1,500	8,199
Berjaya Sports Toto Bhd	3,888	4,000
British American Tobacco Malaysia Bhd	400	8,338
Bumi Armada Bhd	10,650	3,614
CIMB Group Holdings Bhd	4,700	8,093
Dialog Group Bhd	17,336	7,629
Digi.com Bhd	5,200	9,683
Felda Global Ventures Holdings Bhd	3,700	3,610
Gamuda Bhd	8,000	12,498
Genting Bhd	3,800	10,302
HAP Seng Consolidated Bhd	7,000	10,302
Hong Leong Bank Bhd	1,100	4,648
Hong Leong Financial Group Bhd	1,100	5,759
IHH Healthcare Bhd	3,800	5,527
IJM Corp. Bhd	5,100	10,236
IOI Corp. Bhd	5,000	7,124
IOI Properties Group Bhd	2,499	1,817
KLCCP Stapled Group	2,500	5,025
Kuala Lumpur Kepong Bhd	800	5,319
Lafarge Malayan Cement Bhd	2,700	8,095
Malayan Banking Bhd	5,000	13,973
Malaysia Marine and Heavy Engineering Holdings Bhd	4,200	2,222
Maxis Bhd	3,300	6,758
MISC Bhd	3,100	6,696
Multi-Purpose Holdings Bhd	4,900	4,229
Parkson Holdings Bhd(1)	4,719	3,306
Petronas Chemicals Group Bhd	14,000	23,310
Petronas Dagangan Bhd	1,400	6,652
Petronas Gas Bhd	800	5,366
PPB Group Bhd	1,100	5,046
Public Bank Bhd	2,700	14,827
Resorts World Bhd	5,200	6,487
RHB Capital Bhd	2,000	4,838
Sapurakencana Petroleum Bhd	14,300	11,833
Sime Darby Bhd	10,100	28,896
Telekom Malaysia Bhd	3,200	6,699
Tenaga Nasional Bhd	4,200	17,707
Top Glove Corp. Bhd	2,600	3,545
UEM Land Holdings Bhd	6,200	3,300
UMW Holdings Bhd	1,300	4,345
YTL Corp. Bhd	10,500	4,904
YTL Power International Bhd	9,555	4,322

		$353,388

Security	Shares	Value
Mexico — 7.4%
Alfa SAB de CV, Series A	21,217	$56,422
America Movil SAB de CV ADR, Series L	5,900	139,889
Bolsa Mexicana de Valores SAB de CV	3,200	6,359
Cemex SAB de CV ADR(1)	5,356	67,004
Coca Cola Femsa SAB de CV ADR	140	13,997
Compartamos SAB de CV	4,100	8,731
El Puerto de Liverpool SAB de CV	1,270	13,805
Embotelladoras Arca SAB de CV	2,500	16,135
Empresas ICA SAB de CV(1)	4,500	6,608
Fibra Uno Administracion SA de CV	5,700	18,874
Fomento Economico Mexicano SAB de CV ADR	500	48,520
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,000	20,497
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,290	17,373
Grupo Bimbo SAB de CV, Series A	6,800	19,017
Grupo Carso SA de CV, Series A1	2,700	15,311
Grupo Elektra SA de CV	260	10,751
Grupo Financiero Banorte SAB de CV, Class O	9,200	51,715
Grupo Financiero Inbursa SAB de CV, Class O	10,400	27,657
Grupo Financiero Santander Mexico SAB de CV	8,000	18,325
Grupo Mexico SAB de CV, Series B	10,400	33,823
Grupo Televisa SA ADR	1,000	37,350
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	4,800	15,117
Industrias Penoles SAB de CV	590	12,409
Kimberly-Clark de Mexico SAB de CV, Class A	5,100	11,675
Mexichem SAB de CV	4,100	14,760
Minera Frisco SAB de CV(1)	3,600	6,067
Promotora y Operadora de Infraestructura SAB de CV(1)	1,500	18,619
Wal-Mart de Mexico SAB de CV, Series V	18,600	39,904

		$766,714

Peru — 1.7%
Alicorp SA	9,000	$23,151
Cia de Minas Buenaventura SA ADR	1,000	9,250
Credicorp, Ltd.	370	61,294
Ferreycorp SAA	13,414	7,351
Grana y Montero SAA	5,300	13,888
Intergroup Financial Services Corp.	240	7,174
Luz del Sur SAA	2,800	9,476
Minsur SA	11,260	7,482
Southern Copper Corp.	1,075	32,196
Union Andina de Cementos SAA	6,000	5,939
Volcan Cia Minera SA, Class B	17,440	4,660

		$181,861

Philippines — 2.4%
Aboitiz Equity Ventures, Inc.	8,900	$10,394
Alliance Global Group, Inc.	16,900	9,319
Ayala Corp.	710	10,965
Ayala Land, Inc.	16,000	12,089
Bank of the Philippine Islands	4,747	10,030
BDO Unibank, Inc.	5,410	13,151
Bloomberry Resorts Corp.(1)	17,000	5,257
D&L Industries, Inc.	29,200	10,251
Energy Development Corp.	31,700	5,662
First Gen Corp.	8,400	4,998
Globe Telecom, Inc.	165	6,428
International Container Terminal Services, Inc.	4,940	12,741
Jollibee Foods Corp.	2,760	12,713
Manila Electric Co.	1,110	6,458
Manila Water Co.	7,700	4,901
Metropolitan Bank & Trust Co.	2,340	4,321
Petron Corp.	33,700	8,331

Security	Shares	Value
Philippine Long Distance Telephone Co.	340	$22,696
Puregold Price Club, Inc.	10,600	9,007
Semirara Mining & Power Co.	5,250	16,300
SM Investments Corp.	800	14,314
SM Prime Holdings, Inc.	24,800	9,450
Travellers International Hotel Group, Inc.(1)	27,500	4,707
Universal Robina Corp.	4,780	20,734

		$245,217

Poland — 3.4%
Asseco Poland SA	1,570	$25,107
Bank Handlowy w Warszawie SA	220	7,025
Bank Millennium SA	3,150	7,208
Bank Pekao SA	530	29,154
Bank Zachodni WBK SA	55	6,406
CCC SA	180	7,782
Cyfrowy Polsat SA	1,700	12,487
Eurocash SA	1,060	11,682
Getin Noble Bank SA(1)	6,750	4,466
Grupa Azoty SA	200	3,726
Jastrzebska Spolka Weglowa SA(1)	190	1,181
KGHM Polska Miedz SA	490	17,846
LPP SA	10	26,302
Lubelski Wegiel Bogdanka SA	140	4,564
mBank SA	70	10,547
Orange Polska SA	6,660	18,766
Polish Oil & Gas	5,950	8,596
Polska Grupa Energetyczna SA	5,970	34,299
Polski Koncern Naftowy Orlen SA	1,100	14,760
Powszechna Kasa Oszczednosci Bank Polski SA	3,370	37,575
Powszechny Zaklad Ubezpieczen SA	230	32,693
Synthos SA	3,160	3,906
Tauron Polska Energia SA	10,610	16,334
TVN SA(1)	1,318	6,196

		$348,608

Qatar — 1.8%
Doha Bank, Ltd.	1,370	$22,313
Industries Qatar	490	25,634
Masraf Al Rayan	2,100	27,944
Ooredoo Q.S.C.	560	18,002
Qatar Electricity & Water Co.	528	27,607
Qatar Gas Transport Co., Ltd. (NAKILAT)	4,990	32,829
Qatar Islamic Bank	1,120	32,439

		$186,768

Russia — 5.7%
Federal Hydrogenerating Co. JSC ADR	13,220	$16,304
Globaltrans Investment PLC GDR(3)	780	5,460
LUKOIL OAO ADR	1,250	57,188
Magnit PJSC	280	65,552
Mail.ru Group, Ltd. GDR(1)(3)	660	15,288
MegaFon OAO GDR(3)	510	10,521
MMC Norilsk Nickel ADR	1,990	35,270
Mobile TeleSystems OJSC	6,200	31,126
NovaTek OAO GDR(3)	170	16,046
Novolipetsk Steel GDR(3)	440	5,355
OAO Gazprom ADR	14,780	86,378
PIK Group GDR(3)	3,900	13,641

Security	Shares	Value
Polymetal International PLC	500	$4,661
Polyus Gold International, Ltd.(1)	5,920	16,972
Rosneft Oil Co. GDR(3)	2,470	11,697
Sberbank of Russia ADR	10,350	63,490
Severstal OAO GDR(3)	615	5,652
Sistema JSFC	20,540	5,273
Surgutneftegas OAO, PFC Shares(1)	19,130	13,142
Surgutneftegas OJSC ADR	2,220	13,045
Tatneft ADR	570	17,437
Uralkali OJSC GDR(3)	1,060	14,121
VimpelCom, Ltd. ADR	1,300	6,825
VTB Bank OJSC GDR(3)	8,870	16,346
X5 Retail Group NV GDR(1)(3)	770	13,515
Yandex NV, Class A(1)	1,100	27,412

		$587,717

South Africa — 7.1%
AECI, Ltd.	410	$4,875
African Rainbow Minerals, Ltd.	280	3,376
Anglo Platinum, Ltd.(1)	150	5,035
AngloGold Ashanti, Ltd.(1)	920	7,952
Aspen Pharmacare Holdings, Ltd.	560	20,213
Assore, Ltd.	120	1,953
AVI, Ltd.	840	5,826
Barclays Africa Group, Ltd.	710	11,415
Barloworld, Ltd.	1,160	10,905
Bidvest Group, Ltd. (The)	1,270	33,536
Capital Property Fund(1)	4,670	5,455
Coronation Fund Managers, Ltd.	730	7,296
DataTec, Ltd.	1,300	6,216
Discovery Holdings, Ltd.	820	8,249
FirstRand, Ltd.	4,690	20,978
Foschini, Ltd.	460	6,050
Gold Fields, Ltd.	1,860	7,750
Grindrod, Ltd.	2,010	4,157
Growthpoint Properties, Ltd.	2,780	6,956
Hosken Consolidated Investments, Ltd.	500	7,155
Impala Platinum Holdings, Ltd.(1)	1,260	9,164
Imperial Holdings, Ltd.	400	7,229
Investec, Ltd.	760	7,068
Kumba Iron Ore, Ltd.	150	3,489
Kumba Resources, Ltd.	370	3,718
Life Healthcare Group Holdings, Ltd.	2,100	7,914
Massmart Holdings, Ltd.	280	3,547
Mediclinic International, Ltd.	680	5,769
MMI Holdings, Ltd.	2,370	6,741
Mondi, Ltd.	330	5,624
Mr. Price Group, Ltd.	420	8,949
MTN Group, Ltd.	6,420	126,412
Murray & Roberts Holdings, Ltd.	2,770	5,034
Nampak, Ltd.	1,560	6,317
Naspers, Ltd., Class N	780	100,949
Nedbank Group, Ltd.	390	8,563
Netcare, Ltd.	2,470	8,113
PPC, Ltd.	1,620	3,747
Redefine Properties, Ltd.	6,150	5,606
Remgro, Ltd.	860	19,608
Reunert, Ltd.	1,110	6,104
RMB Holdings, Ltd.	1,540	8,702
RMI Holdings	1,790	6,838
Sanlam, Ltd.	3,380	22,286

Security	Shares	Value
Sasol, Ltd.	1,120	$46,649
Shoprite Holdings, Ltd.	690	10,563
Spar Group, Ltd.	390	5,540
Standard Bank Group, Ltd.	2,250	27,623
Steinhoff International Holdings, Ltd.	3,060	16,074
Tiger Brands, Ltd.	360	12,562
Trencor, Ltd.	730	4,468
Truworths International, Ltd.	910	6,533
Vodacom Group (Pty), Ltd.	1,240	14,858
Wilson Bayly Holmes-Ovcon, Ltd.	480	5,221
Woolworths Holdings, Ltd.	1,220	8,783

		$741,713

South Korea — 6.9%
AMOREPACIFIC Corp.	10	$22,529
BS Financial Group, Inc.	440	6,235
E-Mart Co., Ltd.	50	9,933
GS Holdings Corp.	190	7,114
Hana Financial Group, Inc.	470	14,284
Hanwha Chemical Corp.	360	4,091
Hanwha Corp.	150	4,017
Honam Petrochemical Corp.	30	4,746
Hynix Semiconductor, Inc.(1)	550	23,872
Hyosung Corp.	80	4,990
Hyundai Engineering & Construction Co., Ltd.	120	4,838
Hyundai Glovis Co., Ltd.	60	15,052
Hyundai Heavy Industries Co., Ltd.	50	5,557
Hyundai Mobis Co., Ltd.	70	15,549
Hyundai Motor Co.	170	27,311
Hyundai Steel Co.	120	6,923
Industrial Bank of Korea	490	6,634
KB Financial Group, Inc.	600	21,027
Kia Motors Corp.	300	15,007
Korea Electric Power Corp.	630	26,114
Korea Investment Holdings Co., Ltd.	130	6,713
Korea Zinc Co., Ltd.	30	11,547
KT Corp.	360	10,611
KT&G Corp.	180	15,769
Kwangju Bank(1)	45	400
Kyongnam Bank(1)	69	792
LG Chem, Ltd.	90	16,746
LG Corp.	160	9,387
LG Display Co., Ltd.(1)	330	10,126
LG Electronics, Inc.	200	11,472
LG Household & Health Care, Ltd.	20	11,255
Lotte Shopping Co., Ltd.	30	8,114
Macquarie Korea Infrastructure Fund	930	5,954
Naver Corp.	30	20,435
OCI Co., Ltd.(1)	40	3,065
POSCO	145	39,597
S-Oil Corp.	90	3,414
Samsung C&T Corp.	170	10,998
Samsung Electro-Mechanics Co., Ltd.	100	5,483
Samsung Electronics Co., Ltd.	105	121,651
Samsung Fire & Marine Insurance Co., Ltd.	60	16,799
Samsung Heavy Industries Co., Ltd.	230	4,467
Samsung Life Insurance Co., Ltd.	230	25,319
Samsung SDI Co., Ltd.	94	11,331
Samsung Securities Co., Ltd.	150	6,674
Shinhan Financial Group Co., Ltd.	710	31,750
SK Holdings Co., Ltd.	40	6,138

Security	Shares	Value
SK Innovation Co., Ltd.	100	$7,712
SK Telecom Co., Ltd.	100	25,468
Woori Finance Holdings Co., Ltd.(1)	595	5,746

		$710,756

Taiwan — 7.5%
Advanced Semiconductor Engineering, Inc.	12,000	$14,555
Asia Cement Corp.	7,140	9,149
Asustek Computer, Inc.	1,000	10,893
AU Optronics Corp.	25,000	11,771
Catcher Technology Co., Ltd.	2,000	16,895
Cathay Financial Holding Co., Ltd.	11,210	18,042
Chailease Holding Co., Ltd.	2,200	5,644
Chang Hwa Commercial Bank, Ltd.	9,180	5,438
Cheng Shin Rubber Industry Co., Ltd.	6,000	13,892
China Development Financial Holding Corp.	23,000	7,356
China Life Insurance Co., Ltd.	6,270	5,236
China Steel Corp.	24,480	20,634
Chunghwa Telecom Co., Ltd.	10,000	30,102
Compal Electronics, Inc.	13,000	8,302
CTBC Financial Holding Co., Ltd.	20,739	14,083
Delta Electronics, Inc.	3,000	18,107
E.Sun Financial Holding Co., Ltd.	10,694	6,768
Far Eastern New Century Corp.	9,180	9,165
Far EasTone Telecommunications Co., Ltd.	6,000	12,981
First Financial Holding Co., Ltd.	11,770	7,135
Formosa Chemicals & Fibre Corp.	7,000	15,828
Formosa Petrochemical Corp.	4,000	9,038
Formosa Plastics Corp.	9,000	20,624
Fubon Financial Holding Co., Ltd.	10,000	16,345
Giant Manufacturing Co., Ltd.	2,000	17,566
Hon Hai Precision Industry Co., Ltd.	14,560	45,634
Hotai Motor Co., Ltd.	1,000	15,668
HTC Corp.(1)	2,000	8,834
Hua Nan Financial Holdings Co., Ltd.	11,330	6,529
Innolux Corp.	22,577	10,776
Inventec Co., Ltd.	10,000	6,652
Kenda Rubber Industrial Co., Ltd.	3,210	6,508
Lite-On Technology Corp.	6,030	7,296
MediaTek, Inc.	2,000	30,003
Mega Financial Holding Co., Ltd.	11,875	9,648
Merida Industry Co., Ltd.	2,100	14,391
Nan Ya Plastics Corp.	11,000	23,021
Pou Chen Corp.	11,000	13,291
President Chain Store Corp.	2,000	15,569
Quanta Computer, Inc.	6,000	14,918
Ruentex Industries, Ltd.	2,190	4,416
Shin Kong Financial Holding Co., Ltd.	15,813	4,701
Siliconware Precision Industries Co., Ltd.	8,000	11,798
SinoPac Financial Holdings Co., Ltd.	14,809	6,217
Taishin Financial Holdings Co., Ltd.	13,830	6,405
Taiwan Cement Corp.	8,000	11,737
Taiwan Cooperative Financial Holding Co., Ltd.	10,500	5,527
Taiwan Fertilizer Co., Ltd.	2,000	3,285
Taiwan Mobile Co., Ltd.	5,000	15,894
Taiwan Semiconductor Manufacturing Co., Ltd.	22,000	101,231
Uni-President Enterprises Corp.	13,780	22,214
United Microelectronics Corp.	26,000	11,538
Yuanta Financial Holding Co., Ltd.	15,375	7,539
Yulon Motor Co., Ltd.	6,000	9,006

		$775,795

Security	Shares	Value
Thailand — 3.7%
Advanced Info Service PCL(4)	4,200	$30,441
Airports of Thailand PCL(4)	1,700	14,390
Bangkok Bank PCL(4)	1,500	9,231
Bangkok Dusit Medical Services PCL(4)	17,000	9,574
Bank of Ayudhya PCL NVDR	8,000	11,453
BEC World PCL(4)	4,700	7,689
Berli Jucker PCL(4)	4,800	6,101
Big C Supercenter PCL NVDR	1,000	7,432
BTS Group Holdings PCL(4)	25,200	7,670
Central Pattana PCL(4)	5,500	7,951
Charoen Pokphand Foods PCL(4)	13,800	11,867
CP ALL PCL(4)	16,300	21,835
Delta Electronics (Thailand) PCL(4)	4,800	10,928
Glow Energy PCL(4)	2,000	5,953
Hana Microelectronics PCL(4)	8,200	10,240
Home Product Center PCL(4)	24,001	6,504
Indorama Ventures PCL(4)	9,600	6,576
Intouch Holdings PCL(4)	5,300	12,104
IRPC PCL(4)	63,400	6,451
Kasikornbank PCL(4)	1,300	9,771
Krung Thai Bank PCL(4)	13,500	9,823
Minor International PCL(4)	9,100	9,904
PTT Exploration & Production PCL(4)	4,320	17,824
PTT Global Chemical PCL(4)	4,720	9,240
PTT PCL(4)	2,600	30,303
Siam Cement PCL(4)	900	12,932
Siam Commercial Bank PCL(4)	1,780	10,644
Sino Thai Engineering & Construction PCL(4)	8,600	7,202
Thai Beverage PCL(4)	40,000	20,079
Thai Oil PCL(4)	2,500	3,292
TMB Bank PCL(4)	91,700	8,770
Total Access Communication PCL NVDR	2,800	8,447
True Corp. PCL(1)(4)	46,398	17,101

		$379,722

Turkey — 3.8%
Akbank TAS	5,450	$22,062
Anadolu Efes Biracilik ve Malt Sanayii AS(1)	1,210	13,835
Arcelik AS	1,350	8,627
Aygaz AS	750	3,342
BIM Birlesik Magazalar AS	1,200	26,680
Coca-Cola Icecek AS	510	11,469
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,690	12,305
Enka Insaat ve Sanayi AS	1,958	5,085
Eregli Demir ve Celik Fabrikalari TAS	17,580	35,669
Ford Otomotiv Sanayi AS	350	4,705
Haci Omer Sabanci Holding AS	4,000	19,117
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	14,403	13,794
KOC Holding AS	2,420	13,616
Koza Altin Isletmeleri AS	500	2,905
Petkim Petrokimya Holding AS	4,650	8,034
TAV Havalimanlari Holding AS	1,100	9,388
Tekfen Holding AS(1)	2,900	7,878
Tofas Turk Otomobil Fabrikasi AS	750	5,337
Tupras-Turkiye Petrol Rafinerileri AS	1,240	27,943
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	2,870	11,903
Turk Sise ve Cam Fabrikalari AS	3,041	4,826
Turk Telekomunikasyon AS	3,050	9,750
Turk Traktor ve Ziraat Makineleri AS	180	5,641

Security		Shares	Value
Turkcell Iletisim Hizmetleri AS(1)		5,230	$33,147
Turkiye Garanti Bankasi AS		6,150	27,034
Turkiye Halk Bankasi AS		1,700	12,081
Turkiye Is Bankasi		3,980	11,037
Turkiye Vakiflar Bankasi TAO		5,920	13,575
Ulker Gida Sanayi ve Ticaret AS		520	3,911
Yapi ve Kredi Bankasi AS		3,250	7,785
Yazicilar Holding AS		700	6,638

			$399,119

United Arab Emirates — 1.9%
Air Arabia (PJSC)		61,500	$24,672
Arabtec Holding Co.(1)		17,738	18,980
DP World, Ltd.		1,500	31,815
Emaar Properties (PJSC)		15,477	46,172
First Gulf Bank (PJSC)		8,580	42,026
National Bank of Abu Dhabi (PJSC)		10,010	36,730

			$200,395

Total Common Stocks (identified cost $9,805,706)			$9,588,934

Equity-Linked Securities(2)(5) — 6.8%

Security	Maturity Date	Shares	Value
India — 6.8%
ACC, Ltd.	6/30/16	290	$6,897
Adani Ports and Special Economic Zone, Ltd.	3/10/16	1,890	8,843
Aditya Birla Nuvo, Ltd.	6/30/16	260	7,523
Ambuja Cements, Ltd.	10/30/15	1,660	6,152
Asian Paints, Ltd.	3/10/16	710	8,524
Axis Bank, Ltd.	3/10/16	400	3,103
Axis Bank, Ltd.	7/21/17	1,600	12,412
Bajaj Auto, Ltd.	11/16/15	320	13,623
Bank of Baroda	6/30/16	320	5,608
Bharat Petroleum Corp., Ltd.	6/30/16	490	5,895
Bharti Airtel, Ltd.	3/10/16	4,440	27,363
Cairn India, Ltd.	6/13/16	1,130	4,744
Cipla, Ltd.	3/10/16	1,530	15,666
Coal India, Ltd.	12/15/15	780	4,464
Dr. Reddy’s Laboratories, Ltd.	9/28/16	260	15,115
Federal Bank, Ltd.	6/30/16	2,660	6,509
GAIL India, Ltd.	3/10/16	1,830	14,402
HCL Technologies, Ltd.	9/15/16	660	17,687
HDFC Bank, Ltd.	3/10/16	1,690	26,076
Hero MotoCorp, Ltd.	12/15/15	310	15,729
Hindustan Unilever, Ltd.	3/10/16	1,730	21,923
Housing Development Finance Corp., Ltd.	3/10/16	2,270	42,473
ICICI Bank, Ltd.	8/1/16	770	21,777
Idea Cellular, Ltd.	3/10/16	4,850	12,408
IDFC, Ltd.	9/15/16	3,450	8,865
Indian Oil Corp., Ltd.	3/10/16	1,430	8,413
IndusInd Bank, Ltd.	3/10/16	810	9,799
ITC, Ltd.	9/15/16	4,700	27,515
Jindal Steel & Power, Ltd.	3/10/16	1,260	2,858
JSW Steel, Ltd.	6/30/16	190	3,678
Kotak Mahindra Bank, Ltd.	9/15/16	690	13,376
Larsen & Toubro, Ltd.	6/30/16	530	14,006
NMDC, Ltd.	12/15/15	2,530	5,708

Security	Maturity Date	Shares	Value
NTPC, Ltd.	3/10/16	8,300	$19,093
Oil & Natural Gas Corp., Ltd.	3/10/16	2,860	17,492
Oil India, Ltd.	3/10/16	670	6,395
Piramal Enterprises, Ltd.	3/10/16	910	11,877
Power Finance Corp.	8/1/16	1,380	6,890
Power Grid Corp. of India, Ltd.	3/10/16	6,680	15,367
Punj Lloyd, Ltd.	6/30/16	13,560	7,935
Reliance Communications, Ltd.	3/10/16	3,990	6,622
Reliance Infrastructure, Ltd.	3/10/16	1,080	10,613
Sesa Sterlite, Ltd.	6/30/16	2,125	7,925
Shriram Transport Finance Co., Ltd.	6/30/16	520	9,052
Steel Authority of India, Ltd.	6/30/16	2,840	4,077
Sun Pharmaceuticals Industries, Ltd.	3/10/16	2,000	27,073
Tata Consultancy Services, Ltd.	9/15/16	1,370	58,371
Tata Motors, Ltd.	9/28/16	1,900	16,341
Tata Power Co., Ltd.	3/10/16	6,213	9,315
Tata Steel, Ltd.	6/30/16	430	3,281
Tech Mahindra, Ltd.	7/5/16	230	9,789
UltraTech Cement, Ltd.	3/10/16	170	6,808
United Spirits, Ltd.	9/15/16	360	15,876
Wipro, Ltd.	9/15/16	1,320	12,465

Total Equity-Linked Securities (identified cost $502,824)			$701,791

Warrants (1) — 0.0%(6)

Security		Shares	Value
Minor International PCL, Exp. 11/3/17, Strike THB 40.00		455	$77

Total Warrants (identified cost $0)			$77

Short-Term Investments — 0.6%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)		$69	$68,946

Total Short-Term Investments (identified cost $68,946)			$68,946

Total Investments — 100.0% (identified cost $10,377,476)			$10,359,748

Other Assets, Less Liabilities — (0.0)%(6)			$(5,175)

Net Assets — 100.0%			$10,354,573

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

THB	-	Thai Baht

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2014, the aggregate value of these securities is $742,243 or 7.2% of the Fund’s net assets.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At November 30, 2014, the aggregate value of these securities is $145,111 or 1.4% of the Fund’s net assets.

(4)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(5)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(6)	Amount is less than 0.05% or (0.05)%, as applicable.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2014 was $20.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	21.7%	$2,249,233
Hong Kong Dollar	11.1	1,146,996
New Taiwan Dollar	7.5	775,795
South African Rand	7.1	741,713
South Korean Won	6.9	710,756
Brazilian Real	5.7	593,209
Mexican Peso	4.4	459,954
Indonesian Rupiah	4.0	412,759
New Turkish Lira	3.8	399,119
Thai Baht	3.5	359,720
Malaysian Ringgit	3.4	353,388
Polish Zloty	3.4	348,608
Philippine Peso	2.4	245,217
Chilean Peso	2.0	206,616
Qatari Riyal	1.8	186,768
Kuwaiti Dinar	1.7	174,933
United Arab Emirates Dirham	1.6	168,580
Euro	1.6	165,283
Czech Koruna	1.5	151,505
Hungarian Forint	1.4	145,957
Colombian Peso	1.2	128,308
Russian Ruble	1.1	115,093
Other currency, less than 1% each	1.2	120,238

Total Investments	100.0%	$10,359,748

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	25.3%	$2,623,415
Information Technology	10.1	1,046,672
Industrials	9.9	1,020,114
Telecommunication Services	9.8	1,013,868
Materials	9.8	1,010,301
Consumer Staples	8.9	925,503
Energy	8.9	919,212
Consumer Discretionary	8.7	900,488
Utilities	5.6	578,155
Health Care	2.4	253,074
Short-Term Investments	0.6	68,946

Total Investments	100.0%	$10,359,748

The Fund did not have any open financial instruments at November 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,392,227

Gross unrealized appreciation	$1,069,546
Gross unrealized depreciation	(1,102,025)

Net unrealized depreciation	$(32,479)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$197,252	$4,103,596		$—	$4,300,848
Emerging Europe	138,038	1,690,297		—	1,828,335
Latin America	2,155,942	—		—	2,155,942
Middle East/Africa	—	1,303,809		—	1,303,809
Total Common Stocks	$2,491,232	$7,097,702	*	$—	$9,588,934
Equity-Linked Securities	$—	$701,791		$—	$701,791
Warrants	77	—		—	77
Short-Term Investments	—	68,946		—	68,946
Total Investments	$2,491,309	$7,868,439		$—	$10,359,748

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended November 30, 2014 is not presented.

At November 30, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 26, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 26, 2015